FQF TRUST

QuantShares U.S. Market Neutral Momentum Fund

QuantShares U.S. Market Neutral Value Fund

QuantShares U.S. Market Neutral Size Fund

QuantShares U.S. Market Neutral Anti-Beta Fund

QuantShares Hedged Dividend Income Fund

QuantShares Equal Weighted Value Factor Fund

QuantShares Equal Weighted Low Beta Factor Fund

QuantShares Equal Weighted High Momentum Factor Fund

(the “Funds”)

Supplement dated October 20, 2017 to the currently effective Prospectuses and

Statements of Additional Information, as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses and Statements of Additional Information listed above and should be read in conjunction with the Prospectuses and Statements of Additional Information.

On October 10, 2017, the Board of Trustees of the FQF Trust authorized changing the names of the Funds, effective October 30, 2017, as follows:

Fund (Old Name)	Fund (New Name)
QuantShares U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Value Fund
QuantShares U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Anti-Beta Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund
QuantShares Hedged Dividend Income Fund	AGFiQ Hedged Dividend Income Fund
QuantShares Equal Weighted Value Factor Fund	AGFiQ Equal Weighted Value Factor Fund
QuantShares Equal Weighted Low Beta Factor Fund	AGFiQ Equal Weighted Low Beta Factor Fund
QuantShares Equal Weighted High Momentum Factor Fund	AGFiQ Equal Weighted High Momentum Factor Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.